Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Issued capital [member]	Share premium [member]	Other capital reserves [member]	Employee benefit trust [member]	Other reserves [member]	Accumulated losses [member]	Translated reserve
Beginning balance at Dec. 31, 2021	£ 88,002	£ 1,755	£ 247,460	£ 129,835	£ (1,140)	£ 7,401	£ (296,968)	£ (341)
Loss for the period	(19,158)						(19,158)
Other comprehensive income (loss)	(1,775)							(1,775)
Total comprehensive loss	(20,933)						(19,158)	(1,775)
Share-based payments	2,446			2,446
Exercise of share options				(82)	82
Issuance of warrants	70			70
Ending balance at Jun. 30, 2022	69,585	1,755	247,460	132,269	(1,058)	7,401	(316,126)	(2,116)
Beginning balance at Dec. 31, 2022	61,868	1,875	254,303	132,680	(1,058)	7,401	(331,164)	(2,169)
Loss for the period	(11,030)						(11,030)
Other comprehensive income (loss)	1,493							1,493
Total comprehensive loss	(9,537)						(11,030)	1,493
Share-based payments	1,931			1,931
Issuance of shares	3,440	53	3,040	347
Exercise of share options	2	2
Issuance of warrants	41			41
Ending balance at Jun. 30, 2023	£ 57,745	£ 1,930	£ 257,343	£ 134,999	£ (1,058)	£ 7,401	£ (342,194)	£ (676)